PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks 97.8%
Electric Utilities 35.9%
Alliant Energy Corp.	1,587,782	$96,521,268
American Electric Power Co., Inc.	793,662	71,088,305
Avangrid, Inc.	664,536	36,316,892
Duke Energy Corp.	989,005	103,509,263
Edison International	593,833	34,347,301
Enel SpA (Italy)	7,226,166	65,760,219
Entergy Corp.	700,032	77,430,539
Evergy, Inc.	1,456,078	99,668,539
Eversource Energy	556,024	50,448,058
Exelon Corp.	1,108,217	54,324,797
Iberdrola SA (Spain)	4,552,988	56,388,149
NextEra Energy, Inc.	3,906,637	328,118,442
OGE Energy Corp.	982,521	34,791,069
Orsted A/S (Denmark), 144A	238,907	38,241,844
PG&E Corp.*	3,368,440	30,888,595
Southern Co. (The)	542,886	35,683,897
Xcel Energy, Inc.	817,307	56,189,856
		1,269,717,033
Independent Power Producers & Energy Traders 2.7%
AES Corp. (The)	3,304,766	78,884,764
Drax Group PLC (United Kingdom)	2,906,869	16,561,537
		95,446,301
Integrated Telecommunication Services 4.7%
Cellnex Telecom SA (Spain), 144A(a)	2,401,435	164,711,512
Multi-Utilities 30.1%
Ameren Corp.	1,657,003	145,352,303
CenterPoint Energy, Inc.	5,488,630	137,709,727
CMS Energy Corp.	2,009,739	128,884,562
Dominion Energy, Inc.	1,859,216	144,721,373
DTE Energy Co.	856,469	103,067,479
Engie SA (France)	3,180,805	45,613,689
NiSource, Inc.	1,342,062	33,081,828
Public Service Enterprise Group, Inc.	2,227,974	142,456,658
RWE AG (Germany)	1,938,100	75,810,268
Sempra Energy	256,919	34,005,799
Veolia Environnement SA (France)	2,081,192	71,375,184
		1,062,078,870

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 9.1%
Cheniere Energy, Inc.*	1,564,528	$136,833,619
DT Midstream, Inc.*	1,168,486	54,299,545
Targa Resources Corp.	1,720,549	75,566,512
Williams Cos., Inc. (The)	2,190,367	54,080,161
		320,779,837
Renewable Electricity 6.7%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	15,037,573	30,766,274
Corp. ACCIONA Energias Renovables SA (Spain)*	725,000	25,921,005
EDP Renovaveis SA (Spain)	1,658,242	44,192,613
NextEra Energy Partners LP	1,714,410	137,032,791
		237,912,683
Specialized REITs 3.5%
American Tower Corp.	137,454	40,159,935
Equinix, Inc.	48,157	40,618,022
SBA Communications Corp.	117,375	42,134,104
		122,912,061
Water Utilities 5.1%
American Water Works Co., Inc.	514,335	93,737,553
Essential Utilities, Inc.	1,769,525	87,821,526
		181,559,079

Total Common Stocks (cost $2,066,955,001)		3,455,117,376
Preferred Stock 0.8%
Independent Power Producers & Energy Traders
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24 (cost $30,548,400)(a)	305,484	30,331,506

Total Long-Term Investments (cost $2,097,503,401)		3,485,448,882

Short-Term Investments 2.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	41,800,684	41,800,684

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $37,458,076; includes $37,455,101 of cash collateral for securities on loan)(b)(wa)	37,483,906	$37,461,416

Total Short-Term Investments (cost $79,258,760)		79,262,100

TOTAL INVESTMENTS 100.9% (cost $2,176,762,161)		3,564,710,982
Liabilities in excess of other assets (0.9)%		(30,616,211)

Net Assets 100.0%		$3,534,094,771

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,783,986; cash collateral of $37,455,101 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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